COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 11:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Company leases office space, office equipment and various motor vehicles under operating leases.

1.	The Company's office space and office equipment are rented under several operating leases.

Future minimum lease commitments under non-cancelable operating leases for the years ended December 31, are as follows:

2019	$23,450
2020	21,333
2021	17,828
2022	17,446
2023	10,749
2024 and thereafter	24,109

$114,915

Rent expenses for the years 2018, 2017 and 2016 are approximately $20,053; $14,103 and $23,669, respectively.

On October 30, 2015, the Company entered into an agreement to rent new office space in Hoboken NJ, USA. Consequently, in November 2016, the Company ceased using its offices in several locations in the USA prior to their original contractual termination date, and sub-leased two former facilities for the remainder of their respective lease terms. As a result, the Company recorded an exit activity liability as of December 31, 2016 and recognized rent expenses in the amount of $6,457. In 2017, due to change in measurement the Company recognized rent income in the amount of $3,067 which is included in the disclosed information above.

2.	The Company leases its motor vehicles under cancelable operating lease agreements.

The minimum payment under these operating leases, upon cancellation of these lease agreements was $507 as of December 31, 2018.

Lease expenses for motor vehicles for the years 2018, 2017 and 2016 are $2,432; $2,656 and $2,747, respectively.

b.	Other commitments:

The Company is also obligated under certain agreements with its suppliers to purchase licenses and hosting services. These non-cancelable obligations as of December 31, 2018 are $74,543.

c.          Legal proceedings:

1.	California College Lawsuit:

In May 2009, inContact was served a lawsuit titled California College, Inc., et al., v. UCN, Inc., et al. in connection with the sale of services with those Insidesales.com, Inc. California College originally sought damages in excess of $20,000. Insidesales.com and inContact filed cross-claims against one another, which they subsequently agreed to dismiss with prejudice. In October 2011, California College reached a settlement with Insidesales.com, the terms of which have not been disclosed and remain confidential. In June of 2013, California College amended its damages claim to $14,400, of which approximately $5,000 was alleged to be pre-judgment interest. On September 10, 2013, the court issued an order on inContact's Motion for Partial Summary Judgment. The court determined that factual disputes exist as to several of the claims, but dismissed California College's cause of action for intentional interference with prospective economic relations and the claim for prejudgment interest. Dismissing the claim for prejudgment interest effectively reduced the claim for damages to approximately $9,200.

The trial court granted inContact's motion to stay the trial without date pending an interlocutory appeal to the Utah Supreme Court of the trial court's ruling with respect to allowing California College's experts to testify at trial. The appeal was fully briefed and argued in 2017. On March 21, 2019, the Utah Court of Appeals reversed the trial court’s rulings with respect to allowing California College’s expert to testify and held that both of the experts would be excluded from testifying. Therefore, California College will not be able to assert a claim for lost profits, resulting in inContact’s potential liability being limited to the contract damages (i.e., approximately $370). At this stage the Company is unable to evaluate the probability of a favorable or unfavorable outcome in this litigation, but based on advise of external counsel, potential liability has been substantially reduced.

2.
From time to time the Company or its subsidiaries may be involved in legal proceedings and/or litigation arising in the ordinary course of business. While the outcome of these matters cannot be predicted with certainty, the Company does not believe it will have a material effect on its consolidated financial position, results of operations, or cash flows.